Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions

31. Provisions

The balances at December 31, 2024 and 2023 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2024	1,429	659	2,570	380	5,038
Accrued during the period	1,857	36	999	9	2,901
Utilization	(1,129)	—	—	(42)	(1,171)
Releases	—	—	(78)	—	(78)
Exchange rate differences	—	43	199	—	242
At December 31, 2024	2,157	738	3,690	347	6,932

Current	1,733	—	2,406	—	4,139
Non-current	424	738	1,284	347	2,793

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2023	1,102	654	2,770	1,026	5,552
Accrued during the period	1,086	28	160	182	1,456
Utilization	(760)	—	(54)	(802)	(1,616)
Releases	—	—	(214)	(26)	(240)
Exchange rate differences	1	(23)	(92)	—	(114)
At December 31, 2023	1,429	659	2,570	380	5,038

Current	1,063	—	—	—	1,063
Non-current	366	659	2,570	380	3,975

The warranty provision represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time. Such provisions are recognized on shipment of goods to customers. The warranty provision is estimated on the basis of the Group’s past experience and contractual terms. Related costs are recognized within cost of sales.

The provision for legal proceeding and sundry risks represents management’s best estimate of the expenditures expected to be required to settle or otherwise resolve legal proceeding and disputes. At December 31, 2024 the Group accrued overall EUR 2.4 million related to employment and personnel matters in the United States.

At December 31, 2024 provision for legal and sundry risks also includes accruals in connection with taxation related to personnel severance amounting to EUR 613 thousand and a provision for workers compensation insurance for overall EUR 639 thousand.